Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management
Schedule of financial liabilities by maturity

					Consolidated
	Until	Between one	Between two	More than
	one year	and two years	and five years	five years	Total

Trade payables	12,410,232	3,069			12,413,301
Borrowings	1,360,722	3,139,258	3,931,315	57,625,391	66,056,686
Debentures	136,142	102,090	-	6,167,985	6,406,217
Braskem Idesa borrowings	996,697			17,274,826	18,271,523
Derivatives	192,226	5,691	-	88,273	286,190
Loan from non-controlling shareholder of Braskem Idesa				4,391,832	4,391,832
Leniency agreement	434,804	658,154	-	-	1,092,958
Lease	1,109,048	855,803	581,592	2,436,734	4,983,177
At December 31, 2022	16,639,871	4,764,065	4,512,907	87,985,041	113,901,884